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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

                                  FORM 24F-2

                       ANNUAL NOTICE OF SECURITIES SOLD
                            PURSUANT TO RULE 24F-2

            READ INSTRUCTIONS AT END OF FORM BEFORE PREPARING FORM.



-------------------------------------------------------------------------------
 1.    Name and address of issuer:

       Forum Funds
       Two Portland Square
       Portland, Maine 04101
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 2.    The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes ofsecurities of the issuer, check the box but do not list series or
       classes):              [_]

       Fountainhead Special Value Fund
       Dover Responsibility Fund
       Flag Investors Equity Opportunity Fund
       Flag Investors Income Opportunity Fund
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 3.    Investment Company Act File Number:

       811-3023
       Securities Act File Number:

       2-67052
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 4(a). Last day of fiscal year for which this Form is filed:


       October 31, 2007
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 4(b). [_] Check box if this Form is being filed late (I.E., more than 90 calendar days after the end of the issuer's fiscal year). (See instruction A.2)

 NOTE: IF THE FORM IS BEING FILED LATE, INTEREST MUST BE PAID ON THE
       REGISTRATION FEE DUE.

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 4(c). [_] Check box if this is the last time the issuer will be filing this
           Form.


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 5.    Calculation of registration fee:

       (i)    Aggregate sale price of securities
              sold during the fiscal year pursuant
              to section 24(f):                                      $24,340,566
                                                                     -----------
       (ii)   Aggregate price of securities
              redeemed or repurchased during the
              fiscal year:                            $4,392,583
                                                      ----------
       (iii)  Aggregate price of securities
              redeemed or repurchased during any
              PRIOR fiscal year ending no earlier
              than October 11, 1995 that were
              not previously used to reduce
              registration fees payable to the
              Commission:                             $6,226,577
                                                      ----------
       (iv)   Total available redemption credits
              [add Items 5(ii) and 5(iii)].                      -   $10,619,160
                                                                     -----------
       (v)    Net sales--if Item 5(i) is greater
              than Item 5(iv) [subtract Item 5(iv)
              from Item 5(i)]:                                       $13,721,406
                                                                     -----------
       ----------------------------------------------------------
       (vi)   Redemption credits available for use
              in future years--if Item 5(i) is
              less than Item 5(iv)
              [subtract Item 5(iv) from Item 5(i)]:   $0
                                                      ----------
       ----------------------------------------------------------

       (vii)  Multiplier for determining                             $0.0000393
              registration fee (See Instruction
              C.9):
                                                                     -----------
       (viii) Registration fee due [multiply Item
              5(v) by Item 5(vii)] (enter "0" if
              no fee is due):                                    =   $540
                                                                     ===========
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 6.    Prepaid Shares
       If the response to Item 5(i) was determined by deducting an amount of securities that were registered underthe Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report theamount of securities (number of shares or other units) deducted here:

       Not applicable

       If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold atthe end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscalyears, then state that number here:

       Not applicable

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 7.    Interest due--if this Form is being filed
       more than 90 days after the end of
       theissuer's fiscal year (see Instruction D):
                                                                 +   $0
                                                                     -----------
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 8.    Total of the amount of the registration fee due plus any
       interest due [line 5(viii) plus line 7]:
                                                                 =   $540
                                                                     ===========
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 9.    Date the registration fee and any interest payment was
       sent to the Commission's lockboxdepository:

       None
              Method of Delivery:

                            [X]  Wire Transfer
                            [_]  Mail or other
              means

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                                  SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ Trudance L.C. Bakke
                          --------------------------
                          Trudance L.C. Bakke
                          Treasurer

Date:                     January 24, 2008

* Please print the name and title of the signing officer below the signature.